FEDERATED MDT EQUITY TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 31, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED MDT EQUITY TRUST (the “Registrant”)

Federated MDT Large Cap Value Fund (the “Fund”)

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Institutional Shares

Service Shares

Class R6 Shares

Class T Shares

1933 Act File No. 333-

1940 Act File No. 811-23259

Dear Sir or Madam:

Enclosed are the filing materials for a newly formed investment company named "Federated MDT Equity Trust” and its initial portfolio named “Federated MDT Large Cap Value Fund.” The enclosed initial registration statement relating to the Fund’s establishment as a registered investment company is filed on Form N-1A (the “Registration Statement”) pursuant to the Securities Act of 1933 (the “1933 Act”)and the Investment Company Act of 1940 (the “1940 Act”). This Registration Statement is being filed electronically. The Fund has filed electronically a Notification of Registration on Form N-8A concurrently with this filing.

The Fund is a newly organized open-end management investment company that is intended to become the legal entity survivor in a tax-free reorganization (the “Reorganization”) of Federated MDT Large Cap Value Fund, a standalone registrant (CIK 0000357236, 1933 Act File No. 2-75756, 1940 Act File No. 811-3385), (the “Original FMLVF”). The Original FMLVF is intended to become the accounting survivor in the Reorganization. The Fund has the same name as the Original FMLVF. The Original FMLVF will be liquidated and dissolved as part of the Reorganization.

The Fund desires to become effective on or about August 31, 2017, prior to the effective date of a registration statement on Form N-14 regarding the Reorganization that is intended to be filed on or about August 7, 2017, pursuant to Rule 488.

The Fund will file pre-effective amendments to its Registration Statement on Form N-1A to respond to any comments made by the Staff of the Securities and Exchange Commission (the “Staff”) prior to its desired effective date.

Pursuant to Investment Company Act Release No. 13,768, the Fund respectfully requests selective review by the Staff of those sections in Part A and Part B of its Registration Statement which are not substantially similar to disclosure contained in Parts A and B in the Registration Statement of the Original FMLVF. The sections that are not substantially similar relate to the addition of Class B Shares, Class C Shares and Class R Shares that are being registered. To assist the Staff in their selective review of the Registration Statement, Parts A and B of the Registration Statement have been marked against Parts A and B of the Original FMLVF.

If you have any questions on the enclosed material, please contact me at 724-720-8840.

Very truly yours,

/s/ Leslie C. Petrone

Leslie C. Petrone

Senior Manager

Enclosures